Investments in Associates	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Investments in Associates	Investments in Associates
The company's investments in associates are as follows:

	December 31, 2020						Year ended December 31, 2020
			Carrying value
	Ownership percentage(a)	Fair value(b)	Associates and joint ventures		Fairfax India associates(c)	Total	Share of profit (loss)
Insurance and reinsurance:
Eurolife ERB Insurance Group Holdings S.A. ("Eurolife")(1)	50.0%	457.9	336.2	(d)	—	336.2	6.1
Bank for Investment and Development of Vietnam Insurance Joint Stock Corporation (“BIC Insurance”)	35.0%	41.3	51.0		—	51.0	3.7
Thai Re Public Company Limited ("Thai Re")	47.1%	84.9	35.2		—	35.2	(12.9)
Singapore Reinsurance Corporation Limited ("Singapore Re")	28.2%	36.2	39.2		—	39.2	0.5
Falcon Insurance PLC ("Falcon Thailand")	41.2%	11.5	11.5		—	11.5	1.5
Go Digit Infoworks Services Private Limited ("Digit")	49.0%	120.5	41.8		—	41.8	8.8
RiverStone (Barbados) Ltd. ("RiverStone Barbados"), held for sale(2)	60.0%	729.5	729.5	(d)	—	729.5	113.0
Other	—	59.7	60.3		—	60.3	(1.4)
		1,541.5	1,304.7		—	1,304.7	119.3
Non-insurance:
India
Bangalore International Airport Limited ("Bangalore Airport")	54.0%	1,396.1	—		642.4	642.4	(30.5)
Quess Corp Limited ("Quess")(10)	33.2%	366.8	558.9	(d)	—	558.9	(124.6)
IIFL Finance Limited (“IIFL Finance”)(10)	29.9%	175.6	57.7		175.9	233.6	19.9
Sanmar Chemicals Group ("Sanmar")	42.9%	338.6	—		128.6	128.6	(48.6)
CSB Bank Limited ("CSB Bank")	49.7%	214.4	—		164.4	164.4	14.1
IIFL Securities Limited ("IIFL Securities")(10)	35.3%	74.3	32.1		93.4	125.5	9.8
Seven Islands Shipping Limited ("Seven Islands")	48.5%	103.6	—		100.8	100.8	17.8
Other	—	37.1	8.8		22.8	31.6	0.1
		2,706.5	657.5		1,328.3	1,985.8	(142.0)
Africa(11)
Helios Fairfax Partners Corporation ("HFP")	32.3%	185.9	185.9		—	185.9	—
Atlas Mara Limited ("Atlas Mara")(10)(12)	50.0%	19.3	21.3		—	21.3	(31.3)
AFGRI Holdings Proprietary Limited ("AFGRI")	—	—	—		—	—	(18.4)
Other	—	—	—		—	—	(24.5)
		205.2	207.2		—	207.2	(74.2)
Agriculture
Astarta Holding N.V. ("Astarta")(10)	28.4%	49.9	65.3		—	65.3	(28.0)
Farmers Edge Inc. ("Farmers Edge")(4)	—	—	—		—	—	(21.8)
		49.9	65.3		—	65.3	(49.8)
Real estate
KWF Real Estate Ventures Limited Partnerships ("KWF LPs")	—	84.3	84.3	(d)	—	84.3	(17.9)
Other	—	48.3	50.8		—	50.8	(0.2)
		132.6	135.1		—	135.1	(18.1)
Other
Eurobank Ergasias Services & Holdings S.A ("Eurobank")(10)	30.5%	799.9	1,166.3		—	1,166.3	(11.9)
Atlas Corp. ("Atlas", formerly Seaspan Corporation)(6)	36.7%	978.9	900.1		—	900.1	116.4
EXCO Resources Inc. ("EXCO")	43.7%	237.7	238.5		—	238.5	(4.6)
Resolute Forest Products Inc. ("Resolute")(10)	30.6%	161.9	134.3		—	134.3	(57.0)
APR Energy plc ("APR Energy")(6)	—	—	—		—	—	(13.6)
Peak Achievement Athletics ("Peak Achievement")	42.6%	171.5	140.2	(d)	—	140.2	34.2
Partnerships, trusts and other(7)	—	165.7	162.1		—	162.1	(11.5)
		2,515.6	2,741.5		—	2,741.5	52.0

		5,609.8	3,806.6		1,328.3	5,134.9	(232.1)

Investments in associates		7,151.3	5,111.3		1,328.3	6,439.6	(112.8)

As presented on the consolidated balance sheet:
Investments in associates		4,154.3				4,381.8
Investment in associate held for sale(2)(d)		729.5				729.5
Fairfax India investments in associates		2,267.5				1,328.3
		7,151.3				6,439.6

	December 31, 2019						Year ended December 31, 2019
			Carrying value
	Ownership percentage(a)(e)	Fair value(b)(e)	Associates and joint ventures(e)		Fairfax India and Fairfax Africa associates(c)	Total	Share of profit (loss)
Insurance and reinsurance:
Eurolife ERB Insurance Group Holdings S.A. ("Eurolife")(1)	50.0%	403.1	303.9	(d)	—	303.9	154.8
Thai Re Public Company Limited ("Thai Re")	47.1%	43.3	43.3		—	43.3	(15.0)
Bank for Investment and Development of Vietnam Insurance Joint Stock Corporation (“BIC Insurance”)	35.0%	45.2	48.6		—	48.6	2.7
Singapore Reinsurance Corporation Limited ("Singapore Re")	27.8%	35.6	39.2		—	39.2	3.2
Falcon Insurance PLC ("Falcon Thailand")	41.2%	10.4	10.4		—	10.4	0.5
Go Digit Infoworks Services Private Limited ("Digit")(3)	49.0%	122.3	—		—	—	(7.6)
Other	—	46.6	46.7		—	46.7	7.9
		706.5	492.1		—	492.1	146.5
Non-insurance:
India
Quess Corp Limited ("Quess")(8)	33.2%	332.1	704.1	(d)	—	704.1	(183.2)
Bangalore International Airport Limited ("Bangalore Airport")	54.0%	1,429.8	—		689.3	689.3	30.8
Sanmar Chemicals Group ("Sanmar")	42.9%	412.9	—		178.7	178.7	—
IIFL Finance Limited (“IIFL Finance”)(9)	35.4%	221.4	56.4		167.2	223.6	198.9
CSB Bank Limited ("CSB Bank")	49.7%	229.3	—		157.8	157.8	(4.0)
IIFL Securities Limited (“IIFL Securities”)(9)	35.4%	65.0	30.8		90.3	121.1	1.6
Seven Islands Shipping Limited ("Seven Islands")	48.5%	88.8	—		84.7	84.7	3.0
Other	—	24.3	8.8		23.3	32.1	(0.3)
		2,803.6	800.1		1,391.3	2,191.4	46.8
Africa
Atlas Mara Limited ("Atlas Mara")	42.4%	78.1	—		82.3	82.3	(54.0)
AFGRI Holdings Propriety Limited ("AFGRI")	62.8%	141.0	—		79.6	79.6	19.5
Other	—	66.3	—		71.0	71.0	(6.6)
		285.4	—		232.9	232.9	(41.1)
Agriculture
Astarta Holding N.V. ("Astarta")	27.4%	28.9	115.5		—	115.5	(19.1)
Farmers Edge Inc. ("Farmers Edge")	50.4%	43.8	41.0		—	41.0	(39.9)
		72.7	156.5		—	156.5	(59.0)
Real estate
KWF Real Estate Ventures Limited Partnerships ("KWF LPs")	—	99.0	99.0	(d)	—	99.0	49.8
Other	—	80.8	74.7		—	74.7	(5.8)
		179.8	173.7		—	173.7	44.0
Other
Eurobank Ergasias Services & Holdings S.A ("Eurobank")(5)	30.5%	1,164.4	1,164.4		—	1,164.4	—
Resolute Forest Products Inc. ("Resolute")	27.7%	104.0	207.5		—	207.5	(4.9)
APR Energy plc ("APR Energy")	53.4%	266.2	189.3	(d)	—	189.3	(57.0)
Atlas Corp. ("Atlas", formerly Seaspan Corporation)	32.5%	994.5	626.9		—	626.9	83.8
Peak Achievement Athletics ("Peak Achievement")	42.6%	163.9	104.4	(d)	—	104.4	(5.1)
EXCO Resources Inc. ("EXCO")	43.3%	238.2	243.2		—	243.2	21.6
Partnerships, trusts and other	—	221.7	202.1		—	202.1	(6.0)
		3,152.9	2,737.8		—	2,737.8	32.4

		6,494.4	3,868.1		1,624.2	5,492.3	23.1

Investments in associates		7,200.9	4,360.2		1,624.2	5,984.4	169.6

As presented on the consolidated balance sheet:
Investments in associates		4,521.7				4,360.2
Fairfax India and Fairfax Africa investments in associates		2,679.2				1,624.2
		7,200.9				5,984.4
(a)    Ownership percentages include the effects of financial instruments that are considered in-substance equity.
(b)    See note 5 for fair value hierarchy information.
(c)    Fairfax India and Fairfax Africa's associates are domiciled in India and Africa respectively.
(d)    These investments are joint ventures.
(e)    Excludes European Run-off's investments in associates and joint ventures with a carrying value of $442.9 and a fair value of $504.6 that were included in assets held for sale on the consolidated balance sheet at December 31, 2019 and principally comprised of investments in Gulf Insurance, Eurobank, Atlas (formerly Seaspan Corporation), APR Energy and Resolute. See note 23.
Insurance and reinsurance associates and joint ventures

(1)    The company holds a 50.0% indirect interest in Eurolife at December 31, 2020 through its 62.5% interest in a joint venture with OMERS, the pension plan for Ontario's municipal employees. The joint venture holds an 80.0% equity interest in Eurolife, with the remaining 20.0% equity interest held by Eurobank. During 2020 Eurolife invested $93.7 (2019 - $22.1) in a Fairfax consolidated internal investment fund, which was presented as an increase of non-controlling interests in other net changes in capitalization in the consolidated statement of changes in equity and as an issuance of subsidiary shares to non-controlling interests in the consolidated statement of cash flows.
(2)    On March 31, 2020 the company received a 60.0% joint venture interest with a fair value of $605.0 in RiverStone Barbados pursuant to its contribution of European Run-off to RiverStone Barbados, and at December 31, 2020 that joint venture interest was held for sale, pursuant to the transactions described in note 23.
(3)    On December 23, 2019 Digit entered into definitive agreements whereby its general insurance subsidiary Digit Insurance subsequently issued approximately $91 (6.5 billion Indian rupees) of new equity primarily to three Indian investors. This transaction valued Digit Insurance at approximately $858 (61.2 billion Indian rupees) and valued the company's 49.0% equity interest in Digit at $122.3 at December 31, 2019. The company's 49.0% equity interest in Digit is comprised of a 45.3% interest in Digit common shares and a 3.7% interest through Digit compulsory convertible preferred shares that are considered in-substance equity. Foreign direct ownership in the insurance sector in India is limited to 49.0% and as a result the remainder of the company's investment in Digit compulsory convertible preferred shares is recorded at FVTPL as described in note 5.

Non-insurance associates and joint ventures

(4)    On July 1, 2020 the company commenced consolidating Farmers Edge as the company held convertible debentures and warrants that, together with its holdings of common shares, represented a substantive potential voting interest of approximately 67%.
(5)    The carrying value and fair value of non-insurance associates at December 31, 2019 was revised to include the company's investment in Eurobank of $1,164.4 that was previously included in holding company cash and investments and common stocks on the company's consolidated balance sheet as described in note 3.
(6)    On February 27, 2020 Seaspan Corporation ("Seaspan") completed a reorganization pursuant to which Atlas, a newly created holding company, became its parent. Shareholders of Seaspan, including the company, exchanged their Seaspan shares for Atlas shares with no change in ownership percentage. On February 28, 2020 Atlas acquired all issued and outstanding shares of APR Energy from the company and other APR Energy shareholders in an all-stock transaction at a deemed value of $388.3 (including certain Atlas shares reserved for holdback). Accordingly, the company derecognized its investment in APR Energy, recorded a pre-tax loss of $7.6, increased its equity accounted carrying value of Atlas by the fair value of the APR Energy shares exchanged (considered to be equal to the fair value of the newly issued Atlas common shares received of $178.1, which excluded the Atlas shares received by European Run-off of $45.9), and continued to apply the equity method of accounting to its investment in Atlas.
    On February 28, 2020 the company invested $100.0 in Atlas 5.50% unsecured debentures due March 1, 2027, which increased the company's aggregate investment in Atlas debentures to a principal amount of $575.0. At December 31, 2020 the company's holdings of Atlas debentures and warrants (the "$8.05 warrants") had fair values of $575.9 and $110.5 and were presented as bonds and derivatives respectively on the consolidated balance sheet.
(7)    On September 30, 2020 the company sold its investment in Davos Brands for cash proceeds of $58.6 and recorded a net realized gain of $19.3 in the consolidated statement of earnings. The company and other former shareholders of Davos Brands are eligible to receive additional consideration contingent on the brand performance over the next ten years of Aviation Gin, which is majority owned by Davos Brands.
(8)    On December 9, 2019 Thomas Cook India completed a non-cash spin-off of its 48.6% equity interest in Quess as a return of capital to its shareholders. This resulted in the company receiving a direct 31.8% joint venture interest in Quess as a transfer between companies under common control, with the company's carrying value of Quess remaining unchanged and subject to impairment testing as described in footnote 10 below. Prior to the spin-off Thomas Cook India recorded the Quess shares to be transferred to its minority shareholders at fair value and recognized a non-cash impairment loss of $190.6, which was included in share of profit (loss) of associates in the consolidated statement of earnings and fully attributed to non-controlling interests.
(9)    On May 31, 2019 IIFL Holdings Limited ("IIFL Holdings") spun off its wholly-owned subsidiary IIFL Securities (comprised of investment brokerage, distribution and investment banking businesses) and its 53.3% equity interest in its subsidiary IIFL Wealth Management Limited ("IIFL Wealth", comprised of wealth and asset management businesses) in a non-cash transaction. IIFL Holdings was renamed IIFL Finance (comprised of loans and mortgage business) and continues to be publicly listed. The company recorded share of profit of IIFL Holdings of $172.9, reflecting its share of a gain at IIFL Holdings from the spin-offs, and recorded its initial investments in IIFL Wealth and IIFL Securities at fair values of $255.6 and $121.9. Subsequently, the company applied the equity method of accounting to its 35.4% equity interest in each of IIFL Finance and IIFL Securities, and recorded its 19.0% equity interest in IIFL Wealth at FVTPL. The shares of IIFL Wealth and IIFL Securities were listed on the Bombay Stock Exchange and National Stock Exchange of India in September 2019.
(10)    Please refer to the "Impairment Assessments" section below.
Fairfax Africa
(11)    On December 7, 2020 the holding company acquired Atlas Mara from Fairfax Africa in an intercompany transaction. On December 8, 2020 the company deconsolidated Fairfax Africa (subsequently renamed Helios Fairfax Partners Corporation) and accounted for its interest in HFP as an investment in associate pursuant to the transaction described in note 23.
(12)    On December 31, 2020 Atlas Mara repurchased 26.4 million of its outstanding common shares for treasury which increased the company's ownership of Atlas Mara to 50.0%. The company will continue to report Atlas Mara under the equity method of accounting due to contractual arrangements with Atlas Mara that preclude the company from fully exercising its voting rights.
Annual changes in carrying value

Changes in the carrying value of investments in associates, including investment in associate held for sale, for the years ended December 31 were as follows:

	2020
	Associates(1)	Joint ventures(1)	Fairfax India associates	Fairfax Africa associates	Total
Balance - January 1	2,876.6	1,483.6	1,391.3	232.9	5,984.4
Share of pre-tax comprehensive income (loss):
Share of profit (loss)	83.4	91.8	(24.8)	(27.3)	123.1
Impairments(2)	(88.3)	(98.9)	—	(35.0)	(222.2)
Share of other comprehensive income (loss), excluding losses on defined benefit plans	88.0	42.1	3.2	(41.7)	91.6
Share of losses on defined benefit plans	(32.2)	(20.8)	(4.9)	—	(57.9)
	50.9	14.2	(26.5)	(104.0)	(65.4)

Dividends and distributions received	(70.0)	(3.7)	(4.9)	(1.4)	(80.0)
Purchases and acquisitions	223.4	20.8	—	5.0	249.2
Divestitures and other net changes in capitalization	(107.2)	(180.6)	0.9	(1.7)	(288.6)
Reclassifications(3)	174.4	605.0	—	—	779.4
Deconsolidation of non-insurance subsidiary (note 23)	—	—	—	(103.6)	(103.6)
Transfers(4)	21.3	—	—	(21.3)	—
Foreign exchange effect	1.0	1.6	(32.5)	(5.9)	(35.8)
Balance - December 31	3,170.4	1,940.9	1,328.3	—	6,439.6

	2019
	Associates	Joint ventures	Fairfax India associates	Fairfax Africa associates	Total
Balance - January 1	1,465.6	2,006.3	1,103.0	288.1	4,863.0
Share of pre-tax comprehensive income (loss):
Share of profit (loss)	111.6	131.1	179.2	(41.1)	380.8
Impairments(2)	(20.6)	(190.6)	—	—	(211.2)
Share of other comprehensive income (loss), excluding losses on defined benefit plans	26.2	(3.8)	(0.7)	(51.6)	(29.9)
Share of losses on defined benefit plans	(42.3)	(0.2)	(5.5)	—	(48.0)
	74.9	(63.5)	173.0	(92.7)	91.7

Dividends and distributions received	(160.7)	(245.0)	(288.8)	—	(694.5)
Purchases and acquisitions	677.2	71.6	441.0	45.1	1,234.9
Divestitures and other net changes in capitalization(5)	(0.5)	(221.0)	(9.7)	(7.4)	(238.6)
Reclassifications(3)	1,201.8	—	—	—	1,201.8
Assets held for sale (note 23)	(390.9)	(52.0)	—	—	(442.9)
Foreign exchange effect	9.2	(12.8)	(27.2)	(0.2)	(31.0)
Balance - December 31	2,876.6	1,483.6	1,391.3	232.9	5,984.4
(1)    Excludes European Run-off's investments in associates and joint ventures that were included in assets held for sale on the consolidated balance sheet at December 31, 2019 as described in note 23.
(2)    Impairments recorded on associates and joint ventures are included in share of profit (loss) of associates in the consolidated statement of earnings. Impairments of $222.2 recorded during 2020 included non-cash impairment charges on Quess, Resolute, Atlas Mara and Astarta. Not shown in the table above are impairments of $18.1 recorded during 2020 on certain investments in associates and joint ventures held by European Run-off and Fairfax Africa subsequent to those subsidiaries being classified as held for sale. Impairments of
$211.2 recorded during 2019 included non-cash impairment charges on Quess of $190.6 (related to Thomas Cook India's non-cash spin-off of Quess shares to its minority shareholders and fully attributed to non-controlling interests) and on Astarta of $10.1.
(3)    Primarily reflects the investments in HFP (an associate) and RiverStone Barbados (a joint venture), and the consolidation of Farmers Edge in 2020, and the reclassification of Eurobank and Brit's consolidation of Ambridge Partners in 2019. See note 23.
(4)    Primarily reflects the holding company's acquisition of Atlas Mara from Fairfax Africa prior to the deconsolidation of Fairfax Africa. See note 23.
(5)    Includes the deconsolidation of Grivalia Properties' investments in associates of $68.5 in 2019. See note 23.

Impairment assessments

At December 31, 2020 the company conducted impairment assessments of its non-insurance associates and joint ventures that had carrying values in excess of their fair values as determined by current market conditions affected by the COVID-19 pandemic. From those assessments the company concluded there were no impairments except as described below.

For certain non-insurance associates and joint ventures where the market prices of their shares were lower than carrying value, the company performed a value-in-use analysis with multi-year free cash flow projections. A non-cash impairment charge was recorded where the recoverable amount (higher of fair value and value-in use) was determined to be lower than carrying value. Assumptions for each value-in-use analysis are set out in the table below:

	December 31, 2020				Discount rate(2)		Long term growth rate(3)
Non-insurance associate or joint venture	Fair value	Carrying value	Impairment recorded in 2020(1)	Source of free cash flow projections	December 31, 2020	December 31, 2019		Summary of cash flow and other assumptions

Eurobank(4)	799.9	1,166.3	—	Internal estimates consistent with third party analyst reports	9.5%	N/A	1.5%	Growth in net interest, fee and commission income comparable to industry peers, and a gradual decline in provisions expense as non-performing exposures continue to decrease.
Quess(5)	366.8	558.9	(98.3)	Quess management	13.6%	12.8%	6.0%	Achieve revenue forecasts, annual capital expenditures reverting to lower historical levels, working capital requirements comparable to industry peers and reduced cash taxes payable in the next eight years through utilization of existing tax incentives.
IIFL Finance	175.6	233.6	—	IIFL Finance management	17.7%	N/A	3.0%	Growth in net interest income from a growing loan portfolio and a gradual decline in provisions expense to be comparable to industry peers.
IIFL Securities	74.3	125.5	—	IIFL Securities management	13.2%	12.3%	6.0%	Achieve revenue forecasts, annual capital expenditures normalizing to levels that are comparable to non-capital intensive service-based peers and working capital requirements comparable to industry peers.
All other(1)	110.5	137.6	(142.0)
	1,527.1	2,221.9	(240.3)
(1)    Impairments are included in share of profit (loss) of associates in the consolidated statement of earnings. All other impairments of $142.0 recorded during 2020 included non-cash impairment charges on Resolute of $56.5, Atlas Mara of $35.0 and Astarta of $26.3. Impairments recorded on associates of $211.2 during 2019 included non-cash impairment charges on Quess of $190.6 and Astarta of $10.1.
(2)    The discount rate is representative of the cost of capital of industry peers.
(3)    The long term growth rate is consistent with growth expectations for the industry and the economies in which each associate or joint venture operates. Long term growth rates applied at December 31, 2020 remained unchanged from those at December 31, 2019 where applicable.
(4)    At December 31, 2020 the recoverable amount of Eurobank represented approximately 108% of carrying value (December 31, 2019 - value-in-use analysis not required as fair value equaled carrying value). Increasing (decreasing) the discount rate by 0.5% and decreasing (increasing) the long term growth rate by 0.25% in the value-in-use analysis would decrease (increase) the recoverable amount to approximately 102% (115%) of carrying value.
(5)    At December 31, 2020 the recoverable amount of Quess represented approximately 113% of carrying value (December 31, 2019 - approximately 109%). Increasing (decreasing) the discount rate by 0.5% and decreasing (increasing) the long term growth rate by 0.25% in the value-in-use analysis would decrease (increase) the recoverable amount to approximately 103% (125%) of carrying value.
Subsequent to December 31, 2020

Sale of minority interest in Anchorage Infrastructure Investments Holdings Limited
On December 16, 2019 Fairfax India entered into an agreement to sell an approximate 11% equity interest on a fully-diluted basis of its wholly-owned subsidiary Anchorage Infrastructure Investments Holdings Limited ("Anchorage") for gross proceeds of approximately $130 (9.5 billion Indian rupees). Fairfax India formed Anchorage in 2019 to act as its primary holding company for investments in the airport sector of India. Pursuant to the agreement Fairfax India will transfer approximately 44% of its 54.0% equity interest in Bangalore Airport to Anchorage. Closing of the transaction is subject to customary closing conditions, including various third-party consents, and is expected to occur in the first quarter of 2021.

Subscription for unsecured debentures of HFP
On January 21, 2021 the company entered into an agreement to subscribe for $100.0 of 3.0% unsecured debentures of HFP. The debentures will mature on the third anniversary of closing or, at the company's option, on either the first or second anniversary. At redemption, if the fair value of certain Fairfax Africa legacy investments held by HFP are below their fair value at June 30, 2020 of $102.6, the redemption price of the debentures will be reduced by that difference. The company will also receive 3 million warrants on HFP subordinate voting shares that are exercisable at $4.90 per share any time prior to the fifth anniversary of closing, which if exercised would represent approximately 2.7% of all HFP shares outstanding. Closing of the transaction is subject to regulatory approval and is expected to occur in the first quarter of 2021.